Contingent liabilities, commitments and guarantees (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Contingent liabilities, commitments and guarantees [Line Items]
Estimated financial effect of contingent liabilities	£ 3,027	£ 3,009
Gross loan commitments	169,331	157,574
Capital commitments excluding investment property
Contingent liabilities, commitments and guarantees [Line Items]
Contractual capital commitments	788	610
Investment property
Contingent liabilities, commitments and guarantees [Line Items]
Contractual capital commitments	382	312
Maximum exposure
Contingent liabilities, commitments and guarantees [Line Items]
Irrevocable commitments and guarantees	97,768	£ 88,135
Legal proceedings contingent liability
Contingent liabilities, commitments and guarantees [Line Items]
Increase in current tax liabilities	980
Reduction in deferred tax asset	£ (270)